Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Position, Location
A summary of the fair value of our derivative financial instruments is as follows (in thousands):

	Liability Derivatives
		Fair Value
	Balance Sheet Location	December 31, 2012	December 31, 2011
Derivatives designated as cash flow hedging instruments:
Interest rate swap (1)	Accounts payable and other liabilities	$—	$(13,325)
_________

(1)	Our interest rate swap expired on August 9, 2012.

Schedule of Cash Flow Hedges Reported in AOCL
A summary of the effect of derivative financial instruments reported in the consolidated financial statements is as follows (in thousands):

	Amount of Gain Recognized in AOCL	Amount of Gain/(Loss) Reclassified from AOCL to Statement of Operations	Location of Gain/(Loss) Recognized in Statement of Operations
Derivatives designated as cash flow hedging instruments:
Interest rate swap for the year ended:
December 31, 2012	$13,325	$792	Interest expense
December 31, 2011	20,456	1,235	Interest expense
December 31, 2010	7,829	(2,027)	Interest expense

Schedule of Interest Rate Derivatives
We hold interest rate caps pursuant to the terms of certain of our mortgage and mezzanine loan agreements with the following notional amounts (in millions):

	December 31, 2012	December 31, 2011
Plaza Las Fuentes mortgage loan (1)	$33.6	$33.6
Brea Campus (2)	—	109.0
	$33.6	$142.6
__________

(1)	The interest rate cap was terminated as a result of the sale of Plaza las Fuentes on July 18, 2013.

(2)	The mortgage loan matured during 2012 and the cap expired.

Fair Value, Liabilities Measured on Recurring Basis	The estimated fair value and the carrying amount of our mortgage and mezzanine loans are as follows (in millions):

December 31, 2012
Estimated fair value	$1,413
Carrying amount	1,950